Average Annual Total Returns - Retail - Vanguard Communication Services Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US IMI/Communication Services (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Communication Services (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Communication Services (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Communication Services 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Communication Services Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	28.02%	4.91%	8.41%	27.73%	4.22%	7.73%	16.77%	3.74%	6.80%	32.12%	9.50%	10.45%	27.94%	7.57%		31.09%	11.27%	13.48%	27.94%	4.84%	8.20%